PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Schedule of Property, Plant and Equipment [Table Text Block]
Property and Equipment consisted of the following at:	September 30, 2019 (unaudited)	March 31, 2019
Machinery and Equipment	$3,971,789	$3,764,533
Office Equipment	29,300	29,300
Less: Accumulated Depreciation	(2,322,265)	(1,848,568)
Property and Equipment, net	$1,682,516	$1,945,265

	March 31, 2019	March 31, 2018
Machinery and Equipment	$3,764,533	$2,096,074
Machinery – Construction in Progress	-0-	312,160
Office Equipment	29,000	29,300
Less: Accumulated Depreciation	(1,848,568)	(1,267,899)
Fixed Assets, net	$1,945,265	$1,169,635